Quantitative Information About Unobservable Inputs Used in Recurring and Nonrecurring Level 3 Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Foreclosed Assets Held For Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 991	$ 695
Valuation Technique	Market comparable properties	Market comparable properties
Unobservable Inputs	Marketability discount	Marketability discount
Foreclosed Assets Held For Sale | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	35.00%	35.00%
Foreclosed Assets Held For Sale | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	10.00%	10.00%
Collateral Dependent Impaired Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 301	$ 1,096
Valuation Technique	Market comparable properties	Market comparable properties
Unobservable Inputs	Comparability adjustments	Comparability adjustments